Performance Management	Oct. 29, 2024
abrdn Focused U.S. Small Cap Active ETF | abrdn Focused U.S. Small Cap Active ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below can help you evaluate potential risks of the Focused U.S. Small Cap Active ETF. It is currently contemplated that before the Fund commences operations, all of the assets of another investment company advised by abrdn Inc., the Predecessor Fund, will be transferred to the Fund in a tax-free reorganization. It is currently contemplated that the reorganization, which does not require the approval of shareholders of the Fund or the Predecessor Fund, will occur on or around February 14, 2025. The Fund has the same investment objective and strategies as those of the Predecessor Fund.

The bar chart shows how the performance of the Fund’s Shares (represented by the performance of the Predecessor Fund’s Institutional Class Shares) has varied from year to year. The table compares the Fund’s average annual total returns (represented by the performance of the Predecessor Fund’s Institutional Class Shares) to the returns of the Russell 3000® Index, a broad-based securities index, and the Russell 2000® Index. Effective February 29, 2024, in anticipation of new regulatory requirements, the Predecessor Fund’s broad-based securities market index changed from the Russell 2500® Index to the Russell 3000® Index in the Predecessor Fund’s total return table. Also effective February 29, 2024, the Russell 2000® Index became the Predecessor Fund’s secondary benchmark to reflect the change in the Predecessor Fund’s investment strategy. Pursuant to federal rules and regulations, the Russell 2500® Index will continue to be shown for twelve months following its removal as the Predecessor Fund’s primary benchmark. Performance for the Fund’s Shares has not been adjusted to reflect the Fund’s Shares’ lower expenses than those of the Predecessor Fund’s Institutional Class Shares. Performance for the Predecessor Fund is based on the NAV per share of the Predecessor Fund shares rather than on market-determined prices. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit https://www.abrdn.com/us/literature or call 866-667-9231.

Performance Past Does Not Indicate Future [Text]	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below can help you evaluate potential risks of the Focused U.S. Small Cap Active ETF.
Bar Chart [Heading]	Annual Total Returns – Institutional Class Shares (Years Ended Dec. 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Calendar Year-to-Date Total Return as of September 30, 2024: 13.70% Highest Return: 18.45% – 2nd quarter 2020 Lowest Return: -18.83% – 2nd quarter 2022
Year to Date Return, Label [Optional Text]	Year-to-Date Total Return
Bar Chart, Year to Date Return	13.70%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	18.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(18.83%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Narrative

After-tax returns are shown in the following table for Institutional Class Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sales of shares to be greater than the returns after taxes on distributions or the returns before taxes.
Performance [Table]
	1 Year	5 years	10 years
Institutional Class Shares – Before Taxes	10.00%	12.41%	7.36%
Institutional Class Shares – After Taxes on Distributions	10.00%	9.74%	4.28%
Institutional Class Shares – After Taxes on Distributions and Sales of Shares(1)	5.92%	9.48%	5.08%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.93%	9.97%	7.16%
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	17.42%	11.67%	8.36%

(1)	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sales of shares to be greater than the returns after taxes on distributions or the returns before taxes.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2023
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown in the following table for Institutional Class Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.abrdn.com/us/literature
Performance Availability Phone [Text]	866-667-9231
abrdn Emerging Markets Dividend Active ETF | abrdn Emerging Markets Dividend Active ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below can help you evaluate potential risks of the Emerging Markets Dividend Active ETF. It is currently contemplated that before the Fund commences operations, all of the assets of another investment company advised by abrdn Inc. and sub-advised by abrdn Investments Limited, the Predecessor Fund, will be transferred to the Fund in a tax-free reorganization.

It is currently contemplated that the reorganization, which does not require the approval of shareholders of the Fund or the Predecessor Fund, will occur on or around February 14, 2025. The Fund has the same investment objective and strategies as those of the Predecessor Fund.

The bar chart shows how the performance of the Fund’s Shares (represented by the performance of the Predecessor Fund’s Institutional Class Shares) has varied from year to year. The table compares the Fund’s average annual total returns (represented by the performance of the Predecessor Fund’s Institutional Class Shares) to the returns of the MSCI Emerging Markets Index (Net Daily Total Return), a broad-based securities index, and the MSCI All Country World ex USA Index (Net Daily Total Return). Effective February 29, 2024, the MSCI Emerging Markets Index (Net Daily Total Return) replaced the MSCI All Country World ex USA Index (Net Daily Total Return) as the Predecessor Fund’s primary benchmark in connection with a change in name and strategy of the Predecessor Fund. Performance for the Fund’s Shares has not been adjusted to reflect the Fund’s Shares’ lower expenses than those of the Predecessor Fund’s Institutional Class Shares. Performance for the Predecessor Fund is based on the NAV per share of the Predecessor Fund shares rather than on market-determined prices. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit https://www.abrdn.com/us/literature or call 866-667-9231.

Performance Past Does Not Indicate Future [Text]	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below can help you evaluate potential risks of the Emerging Markets Dividend Active ETF.
Bar Chart [Heading]	Annual Total Returns – Institutional Class Shares (Years Ended Dec. 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Calendar Year-to-Date Total Return as of September 30, 2024: 15.17% Highest Return: 18.71% – 2nd quarter 2020 Lowest Return: -23.57% – 1st quarter 2020
Year to Date Return, Label [Optional Text]	Year-to-Date Total Return
Bar Chart, Year to Date Return	15.17%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	18.71%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(23.57%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

After-tax returns are shown in the following table for Institutional Class Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sales of shares to be greater than the returns after taxes on distributions or the returns before taxes.
Performance [Table]
	1 Year	5 years	10 years
Institutional Class Shares – Before Taxes	16.32%	5.69%	2.42%
Institutional Class Shares – After Taxes on Distributions	16.32%	4.58%	1.22%
Institutional Class Shares – After Taxes on Distributions and Sales of Shares(1)	9.66%	3.93%	1.28%
MSCI Emerging Markets Index (Net Daily Total Return) (reflects deductions for expenses and taxes)	9.83%	3.68%	2.66%
MSCI All Country World ex USA Index (Net Daily Total Return) (reflects deductions for expenses and taxes)	15.62%	7.08%	3.83%

(1)	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sales of shares to be greater than the returns after taxes on distributions or the returns before taxes.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2023
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown in the following table for Institutional Class Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects deductions for expenses and taxes)
Performance Availability Website Address [Text]	https://www.abrdn.com/us/literature
Performance Availability Phone [Text]	866-667-9231